Document and Entity Information Document	Oct. 27, 2020	Jul. 28, 2020
Document Type		8-K
Document Period End Date	Oct. 27, 2020
Entity Registrant Name		RAYTHEON TECHNOLOGIES CORPORATION
Entity Central Index Key		0000101829
Entity Incorporation, State or Country Code		DE
Entity File Number		001-00812
Entity Tax Identification Number		06-0570975
Entity Address, Address Line One		870 Winter Street,
Entity Address, City or Town		Waltham,
Entity Address, State or Province		MA
Entity Address, Postal Zip Code		02451
City Area Code		(781)
Local Phone Number		522-3000
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		false
Amendment Flag		false
Common Stock [Member]
Title of 12(b) Security		Common Stock ($1 par value)
Trading Symbol		RTX
Security Exchange Name		NYSE
Notes 2.150% Due 2030 [Member]
Title of 12(b) Security		2.150% Notes due 2030
Trading Symbol		RTX 30
Security Exchange Name		NYSE